SUBSEQUENT EVENTS	12 Months Ended
Jun. 30, 2021
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 13: SUBSEQUENT EVENTS

In the quarter ended September 30 2021, our consultants vested 31,500,000 shares of our $0.0001 par value common stock, valued at $362,250, or at an average price per share of $0.0115.

In the quarter ended September 30 2021our directors and officers vested 30,000,000 shares of our $0.0001 par value common stock, valued at $345,000, or at an average price per share of $0.0115.

In July 2021 the Company issued 198,046,241 shares of its $0.0001 par value common stock upon the conversion of principal and interest of $807,930 of its outstanding convertible notes, valued at $0.0042 per share.

In July 2021 the Company issued 6,587,229 shares of its $0.0001 par value common stock upon the cashless exercise of a common stock warrant.

In September 2021 the Company entered into two securities purchase agreement (the “Purchase Agreements”) with a single institutional investor (the “Purchaser”) resulting in the raise of $1,500,000 in gross proceeds to the Company. Pursuant to the terms of the Purchase Agreements, the Company agreed to sell, in a registered director offering, an aggregate of 300,000,000 shares (the “Shares”) of the Company’s common stock, par value $0.0001 per share (the “Common Stock”) at a purchase price of $0.005 per Share (the “Offering”). The Offerings closed on September 15, 2021 and September 27, 2021, respectively.

In September 2021 the Company repaid the remaining outstanding convertible debt held by Labrys Funds, LP in the principal amount of $115,000, plus accrued interest.